Share capital, share premium and other capital reserves - Preference share (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) tranche shares	Dec. 31, 2020 USD ($) tranche shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares
Share capital, share premium and other capital reserves
Proceeds from Series C financing, net	$ 61,798	$ 22,025
Share split, conversion ratio	221
Tranche one
Share capital, share premium and other capital reserves
Proceeds from issuance of shares net of cost of repurchase of stocks		$ 17,200
Tranche two and three
Share capital, share premium and other capital reserves
Proceeds from issuance of shares net of cost of repurchase of stocks	$ 56,600
Common share
Share capital, share premium and other capital reserves
Number of shares obliged to repurchase | shares		331,500
Common share | Tranche two and three
Share capital, share premium and other capital reserves
Number of shares obliged to repurchase | shares	165,750
Series A Preference Shares
Share capital, share premium and other capital reserves
Shares issued | shares				1,755,845
Issue price | $ / shares				$ 0.68
Proceeds from Series C financing, net				$ 1,200
Number of shares obliged to repurchase | shares		1,436,500
Amount of shares obliged to repurchase		$ 10,300
Number of remaining tranches | tranche	2
Series A Preference Shares | Tranche one
Share capital, share premium and other capital reserves
Number of shares obliged to repurchase | shares		718,250
Amount of shares obliged to repurchase		$ 4,900
Series A Preference Shares | Tranche two and three
Share capital, share premium and other capital reserves
Number of shares obliged to repurchase | shares	718,250
Series B Preference Shares
Share capital, share premium and other capital reserves
Shares issued | shares			3,899,766
Issue price | $ / shares			$ 4.61
Proceeds from Series C financing, net			$ 17,900
Series C Preference Shares
Share capital, share premium and other capital reserves
Proceeds from Series C financing, net		84,400
Proceeds from issuance of shares net of issuance costs		$ 73,200
Number of tranches | tranche	2	3
Issuance costs	$ 92	$ 647
Series C Preference Shares | Tranche one
Share capital, share premium and other capital reserves
Shares issued | shares		4,133,805
Proceeds from Series C financing, net		$ 22,700
Issuance costs		$ 600